Income taxes - Movement in net deferred tax liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Balance, beginning of year	$ 46.4	$ 75.6
Recognized in net income	37.1	(35.2)
Recognized in other comprehensive income	3.5	6.7
Recognized in equity	(0.4)	0.3
Other	(0.6)	(1.0)
Balance, end of year	$ 86.0	$ 46.4